DAC AND OTHER DEFERRED ASSETS/LIABILITIES	12 Months Ended
Dec. 31, 2022
Contract holder Bonus Interest Credits [Abstract]
DAC AND OTHER DEFERRED ASSETS/LIABILITIES	DAC AND OTHER DEFERRED ASSETS/LIABILITIES
Changes in the DAC asset for the years ended December 31, 2022, and 2021 were as follows:

	Term	UL	VUL	IUL	GMxB Core	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)	Total
	(in millions)
Balance beginning of the year	$385	$14	$50	$—	$1,639	$156	$121	$1,070	$209	$678	$94	$138	$4,554
Capitalization	18	7	67	—	82	12	39	365	27	74	14	—	705
Amortization (2)	(41)	(1)	(5)	—	(136)	(12)	(13)	(169)	(23)	(41)	(19)	(11)	(471)
Balance, December 31, 2022	$362	$20	$112	$—	$1,585	$156	$147	$1,266	$213	$711	$89	$127	$4,788
(1)    CB” defined as Closed Block
(2)    DAC amortization of $2 million related to Other not reflected in table above.

	Term	UL	VUL	IUL	GMxB Core	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)	Total
	(in millions)
Balance beginning of the year	$403	$5	$6	$—	$1,646	$154	$94	$855	$200	$634	$101	$150	$4,248
Capitalization	26	10	46	—	127	15	38	350	30	85	16	—	743
Amortization (2)	(44)	(1)	(2)	—	(134)	(13)	(11)	(135)	(21)	(41)	(23)	(12)	(437)
Balance, December 31, 2021	$385	$14	$50	$—	$1,639	$156	$121	$1,070	$209	$678	$94	$138	$4,554

(1)    CB” defined as Closed Block
(2)    DAC amortization of $2 million related to Other not reflected in table above.

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the DAC asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$4,225
Capitalization of commissions, sales and issue expenses	564
Amortization:
Impact of assumptions updates and model changes	(866)
All other	(467)
Total amortization	(1,333)
Change in unrealized investment gains and losses	360
Balance, end of year	$3,816
Changes in the Sales Inducement Assets for the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021
	GMxB Core	GMxB Legacy	GMxB Core	GMxB Legacy
	(in millions)
Balance beginning of the year	$147	$222	$158	$246
Capitalization	2	—	2	—
Amortization	(12)	(22)	(13)	(24)
Balance, end of the year	$137	$200	$147	$222

Changes in the Unearned Revenue Liability for the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022			December 31, 2021
	UL	VUL	IUL	UL	VUL	IUL
	(in millions)
Balance beginning of the year	$80	$501	$—	$60	$481	$—
Capitalization	21	56	—	25	53	—
Amortization	(6)	(32)	—	(5)	(33)	—
Balance, end of the year	$95	$525	$—	$80	$501	$—

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the Sales Inducement Assets asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$431
Amortization charged to income	(26)
Balance, end of year	$405

The following table presents a reconciliation of DAC to the consolidated balance sheet as of December 31, 2022 and 2021.

	Years Ended December 31,
	2022	2021
	(in millions)
Term	$362	$385
UL	20	14
VUL	112	50
IUL	—	—
GMxB Core	1,585	1,639
EQUI-VEST Individual	156	156
Investment Edge	147	121
SCS	1,266	1,070
EQUI-VEST Group	711	678
Momentum	89	94
Closed Block	127	138
Legacy Accumulator	213	209
Other	26	31
Total	$4,814	$4,585

Annually, or as circumstances warrant, we will review the associated decrements assumptions. (i.e. mortality and lapse) based on our multi-year average of companies experience with actuarial judgements to reflect other observable industry trends. In addition to DAC, the Unearned Revenue Liability and Sales Inducement Asset (“SIA”) use similar techniques and quarterly update processes for balance amortization.
During the third quarter of 2022 and 2021, we completed our annual assumption update and the impact to the current period amortization of DAC and DAC like balances due to the new assumptions is immaterial. There were as no other material changes to the inputs, judgements or calculation processes used in the DAC calculation this period or year.